Segment Financial Data (Selected Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Total net sales	$ 16,759	$ 15,462	$ 16,006	$ 14,399	$ 16,443	$ 15,042	$ 13,807	$ 12,416	$ 62,626	$ 57,708	$ 55,754
Earnings Per Share, Basic	$ 1.62	$ 1.59	$ 1.73	$ 1.40	$ 2.28	$ 1.58	$ 1.49	$ 0.37	$ 6.35	$ 5.73	$ 5.58
Gross Profit	4,475	4,442	4,454	3,934	4,157	4,039	3,873	3,486
Earnings Per Share, Diluted	$ 1.60	$ 1.57	$ 1.71	$ 1.39	$ 2.26	$ 1.56	$ 1.47	$ 0.36	$ 6.25	$ 5.66	$ 5.49
Net Income (Loss) Attributable to Parent	$ 1,463	$ 1,432	$ 1,560	$ 1,266	$ 2,057	$ 1,415	$ 1,328	$ 330	$ 5,721	$ 5,130	$ 4,979